Business Combination - Schedule of Goodwill Associated with Merger (Details) - Predecessor [Member] - USD ($) $ in Thousands	Mar. 15, 2018	Dec. 31, 2017
Total consideration	$ 115,578
Less net assets acquired	87,065
Goodwill	$ 28,513	$ 25,216